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May 17, 2024	Daniel R. Wells
T +1 617 951 7589
Daniel.Wells@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Perpetual Americas Funds Trust (the “Trust”)
File No. 333-249784

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that the form of the Prospectus and the Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A, which was filed by electronic transmission on May 14, 2024 (Accession No. 0001193125-24-138323).

If you have any questions concerning this filing, please call me at (617) 951-7589.

Sincerely,

/s/ Daniel R. Wells

Daniel R. Wells